INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Provisions (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Total included in liabilities
Provisions
Provision	$ 287,325	$ 439,740
Provisions for contingencies
Provisions
Provision	$ 287,325	$ 439,740